Note O - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net Income	$ 8,112	$ 7,052	$ 5,835
Common stock issued to ESOP	(640)	(617)	(496)
Change in other assets	1,128	(756)	857
Net cash provided by operating activities	13,158	10,831	16,182
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(946)	26,361	31,506
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment	170	55
Cash dividends paid	(2,965)	(4,393)	(3,360)
Repayment of subordinated debentures	(5,000)
Net cash used in financing activities	(29,519)	(43,171)	(55,809)
Cash and cash equivalents:
Change in cash and cash equivalents	(17,307)	(5,979)	(8,121)
Cash and cash equivalents at beginning of year	45,651	51,630	59,751
Cash and cash equivalents at end of year	28,344	45,651	51,630
Parent Company [Member]
Cash flows from operating activities:
Net Income	8,112	7,052	5,835
Equity in undistributed earnings of subsidiaries	(52)	(3,266)	(3,207)
Common stock issued to ESOP	640	617	496
Change in other assets	(60)	96	(92)
Change in other liabilities	(15)	(21)	105
Net cash provided by operating activities	8,625	4,478	3,137
Cash flows from investing activities:
Change in notes receivable	(97)	320	85
Net cash provided by (used in) investing activities	(97)	320	85
Cash flows from financing activities:
Change in notes payable	3	(222)	(87)
Proceeds from common stock through dividend reinvestment	170	55
Cash dividends paid	(2,965)	(4,393)	(3,360)
Repayment of subordinated debentures	(5,000)
Net cash used in financing activities	(7,792)	(4,560)	(3,447)
Cash and cash equivalents:
Change in cash and cash equivalents	736	238	(225)
Cash and cash equivalents at beginning of year	1,700	1,462	1,687
Cash and cash equivalents at end of year	$ 2,436	$ 1,700	$ 1,462